CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Class A, Class C and Institutional Class shares of Neuberger Berman Absolute Return Multi-Manager Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 15 (“Amendment No. 15”) to the Registrant’s Registration Statement and (b) that Amendment No. 15 was filed electronically.

Dated:	April 25, 2012	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary